Group Information (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of interests in other entities [Abstract]
Schedule of group information	As of June 30, 2022, the Group’s subsidiaries, all of which are wholly owned, were as follows:

Name	Country of Incorporation
Atlassian (UK) Limited	United Kingdom, United States of America
Atlassian (UK) Holdings Limited	United Kingdom, United States of America
Atlassian (Australia) Limited	United Kingdom, United States of America
Atlassian (UK) Operations Limited	United Kingdom
Atlassian (US) LLC	United States of America
Atlassian US, Inc.	United States of America
Atlassian Network Services, Inc.	United States of America
Dogwood Labs, Inc.	United States of America
Trello, Inc.	United States of America
AgileCraft LLC	United States of America
OpsGenie, Inc.	United States of America
Opsgenie Yazılım Anonim Şirketi	Turkey
iFountain, LLC	United States of America
Halp, Inc.	United States of America
Buddy AI Inc.	United States of America
Atlassian Australia 1 Pty Ltd	Australia
Atlassian Australia 2 Pty Ltd	Australia
Atlassian Corporation Pty. Ltd.	Australia
Atlassian Pty Ltd	Australia
Good Software Co. Pty Ltd	Australia
Code Barrel Pty Ltd	Australia
Lead Green Pty Ltd	Australia
Lead Green Trust	Australia
Vertical First Pty Ltd	Australia
Vertical First Trust	Australia
Atlassian Capital Pty. Ltd.	Australia
MITT Australia Pty Ltd	Australia
MITT Trust	Australia
Atlassian Holdings B.V.	Netherlands
Atlassian K.K.	Japan
Atlassian Germany GmbH	Germany
Atlassian Philippines, Inc.	Philippines
Atlassian France SAS	France
Atlassian B.V.	Netherlands
Atlassian Canada Inc.	Canada
Atlassian India LLP	India
Mindville AB	Sweden
Atlassian New Zealand	New Zealand
Atlassian Poland sp z o.o.	Poland
Chart.io, Inc.	United States of America
ThinkTilt Pty Ltd	Australia